Taxes on Income	12 Months Ended
Dec. 31, 2018
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Tax rates:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2016: 25%, 2017: 24% and 2018: 23%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Law”):

The Company’s production facilities in Israel have been granted “Beneficiary Enterprise” status under the Law. The Companies have been granted the “Alternative Benefit Track” under which the main benefits are a tax exemption for undistributed income and a reduced tax rate.

The duration of tax benefits is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Israeli Companies began to utilize such tax benefits in 2010.

The entitlement to the above benefits is conditional upon the Company and its subsidiary fulfilling the conditions stipulated by the Law and regulations published. In the event of failure to comply with these conditions, the benefits may be partially or fully canceled and the Company or its subsidiary may be required to refund the amount of the benefits, in whole or in part, plus a consumer price index linkage adjustment and including interest.

Income from sources other than the “Beneficiary Enterprise” are subject to the tax at the regular rate.

In the event of distribution of dividends from the above-mentioned tax-exempt income, the amount distributed will be subject to the same reduced corporate tax rate that would have been applied to the Beneficiary Enterprise’s income.

In addition, tax-exempt income attributed to the Beneficiary Enterprise will subject the Company to taxes upon distribution in any manner including complete liquidation.

The Company does not intend to distribute any amounts of its undistributed tax-exempt income as dividend. The Company and its board of directors intend to reinvest its tax-exempt income and not to distribute such income as a dividend. Accordingly, no deferred income taxes have been provided on income attributable to the Company’s Beneficiary Enterprise programs as the undistributed tax-exempt income is essentially permanent by reinvestment.

As of December 31, 2018, tax-exempt income of $100,920 is attributable to the Company’s and its subsidiary’s various Beneficiary Enterprise programs. If such tax-exempt income is distributed, it would be taxed at the reduced corporate tax rate applicable to such income, and $23,212 would be incurred as of December 31, 2018.

A January 2011 amendment to the Law sets alternative benefit tracks to those previously in place, as follows: an investment grants track designed for enterprises located in national development zone A and two new tax benefits tracks (“Preferred Enterprise” and “Special Preferred Enterprise”), which provide for application of a unified tax rate to all preferred income of the Company, as defined in the Law.

The 2011 Amendment canceled the availability of the benefits granted in accordance with the provisions of the Law prior to 2011 and, instead, introduced new benefits for income generated by a “Preferred Company” through its Preferred Enterprise (as such term is defined in the Law) effective as of January 1, 2011 and thereafter. A Preferred Company is defined as either (i) a company incorporated in Israel and not fully owned by a governmental entity or (ii) a limited partnership that: (a) was registered under the Partnerships Ordinance; (b) all of its limited partners are companies incorporated in Israel, but not all of them are governmental entities, which, among other things, has Preferred Enterprise status and are controlled and managed from Israel. Pursuant to the 2011 Amendment, a Preferred Company is entitled to a reduced corporate flat tax rate of 16% with respect to its preferred income, unless the Preferred Enterprise is located in a certain development zone, in which case the rate will be 9%. Income derived by a Preferred Company from a “Special Preferred Enterprise” (as such term is defined in the Investment Law) would be entitled, during a benefits period of 10 years, to further reduced tax rates of 8%, or to 5% if the Special Preferred Enterprise is located in a certain development zone.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments (“the Amendment”) was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%). Pursuant to Amendment 73 to the Investment Law adopted in 2017, a Company that meets the conditions for “Preferred Technological Enterprises”, is subject to tax rate of 12%.

Dividends paid out of income attributed to a Preferred Enterprise are generally subject to withholding tax at source at the rate of 20% or such lower rate as may be provided in an applicable tax treaty. However, if such dividends are paid to an Israeli company, no tax will be withheld.

The 2011 Amendment also provided transitional provisions to address companies already enjoying current benefits. a Beneficiary Enterprise can elect to continue to benefit from the benefits provided to it before the 2011 Amendment came into effect, provided that certain conditions are met, or file a request with the Israeli Tax Authority according to which its income derived as of January 1, 2011 will be subject to the provisions of the Law as amended in 2011. The Company has examined the possible effect, of these provisions of the 2011 Amendment on its financial statements and has decided, not to opt to apply the new benefits under the 2011 Amendment for the Israeli parent company and for its Israeli subsidiary it elected in 2013 to apply the benefit under the 2011 Amendment.

Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

The Israeli companies are an “Industrial Company” as defined by the Israeli Law for the Encouragement of Industry (Taxation), 1969, and, as such, are entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

c.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

Taxes were not provided for undistributed earnings of the Company’s foreign subsidiaries. The Company’s board of directors has determined that the Company does not currently intend to distribute any amounts of its undistributed earnings as dividend. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

The amount of undistributed earnings of foreign subsidiaries that are considered to be reinvested as of December 31, 2018 was $7,240. If these undistributed earnings are distributed, they would be taxed at the corporate tax rate applicable to such income, and $587 would be incurred as of December 31, 2018.

d.	Tax Reform in the U.S:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

At December 31, 2017, the Company re-measured its U.S. deferred tax assets and liabilities, based on the new rates at which they are expected to reverse in the future. The tax expense recorded in 2017, related to the re-measurement of the deferred tax balance was $355.

e.	Final tax assessments:

The Company and its Israeli subsidiary received final tax assessments through 2012. The U.S subsidiary received final tax assessment through 2012 and the German and the Hong Kong Subsidiaries have not received a final tax assessment since inception.

f.	Carryforward losses for tax purposes:

Carryforward operating tax losses of the Company and the Company’s Israeli subsidiary total approximately $58,243 as of December 31, 2018 and may be used indefinitely.

g.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s and its subsidiaries’ deferred tax liabilities and assets are as follows:

	December 31,
	2017	2018

Carryforward tax losses	$3,764	$3,538
Share-based compensation	424	976
R&D expenses	1,331	1,414
Other temporary differences	552	1,354

Deferred tax assets	6,071	7,282

Deferred tax liability due to property, plant and equipment	(4)	(10)

Valuation allowance	(5,503)	-

Deferred tax assets, net	$564	$7,272

The Company records net deferred tax assets to the extent it believes these assets will more likely than not be realized. As of each reporting date, management considers new evidence, both positive and negative, that could impact management’s view with regards to the future realization of deferred tax assets for each jurisdiction. During the year ended December 31, 2018, the Company released $5,503 of valuation allowance against the deferred tax assets primarily related to NOL carryforwards.

Income (loss) before income taxes is comprised as follows:

	Year ended December 31,
	2016	2017	2018

Domestic	$(507)	$(3,328)	$4,458
Foreign	1,983	1,697	2,579

Income (loss) before income taxes	$1,476	$(1,631)	$7,037

h.	Taxes on income are comprised as follows:

	Year ended December 31,
	2016	2017	2018

Current taxes	$829	$509	$1,088
Deferred taxes	(181)	(125)	(6,480)

	$648	$384	$(5,392)

Domestic	$(70)	$(594)	$(6,050)
Foreign	718	978	658

	$648	$384	$(5,392)

	Year ended December 31,
	2016	2017	2018
Domestic taxes:

Current taxes	$(70)	$(594)	$333
Deferred taxes	-	-	(6,383)

	(70)	(594)	(6,050)

Foreign taxes:

Current taxes	899	1,103	755
Deferred taxes	(181)	(125)	(97)

	718	978	658

Taxes on income	$648	$384	$(5,392)

i.	Uncertain tax positions:

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	December 31,
	2017	2018

Beginning of year	$1,691	$1,521
Increases related to tax positions taken during prior years	-	452
Decreases related to expiration of statute of limitations	(594)	-
Increases related to tax positions taken during the current year	218	313
Cumulative translation adjustments and other	206	(46)

Balance at December 31 *)	$1,521	$2,240

*) As of December 31, 2017, and 2018 unrecognized tax benefit in the amount of $905 and $1,218 were presented as a reduction from deferred taxes.

The entire amount of the unrecognized tax benefits could affect the Company’s income tax provision and the effective tax rate.

During the years ended December 31, 2016, 2017 and 2018, an amount of $0, $54 and $115, respectively, was added to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years’ uncertain tax positions. As of December 31, 2017, and 2018, the Company had accrued interest related to uncertain tax positions in the amounts of $60 and $171, which is included within income tax accrual on the balance sheets.

Exchange rate differences are recorded within financial income (expenses), net, while interest is recorded within income tax expense.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

j.	A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2016	2017	2018

Income (loss) before taxes, as reported in the consolidated statements of income	$1,476	$(1,631)	$7,037

Theoretical tax expense (benefit) at the Israeli statutory tax rate	369	(392)	1,618
Tax adjustment in respect of different tax rate of foreign subsidiaries	114	111	43
Non-deductible expenses and other permanent differences	140	143	64
Deferred taxes on losses and other temporary differences for which valuation allowance was provided, net	318	1,899	(5,503)
Stock based compensation	716	996	1,161
Change in tax rate	240	355	-
Beneficiary enterprise benefits (*)	(1,190)	(2,360)	(3,469)
Increase (Decrease) in other uncertain tax positions	(70)	(376)	765
Other	11	8	(71)

Actual tax expense (benefit)	$648	$384	$(5,392)

(*) Basic and diluted earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status	0.04	0.07	0.10